CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 16,856	$ 16,460	$ 15,266
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,380	7,444	5,040
Interest expenses related to liabilities in connection with acquisitions	0	48	112
Accrued severance pay, net	0	8	143
Loss on sale of property and equipment	10	0	10
Stock-based compensation expenses	325	515	633
Amortization of marketable securities premium, accretion of discount	0	0	(14)
Gain on sale of subsidiary's operation	0	(136)	(136)
Decrease (increase) in trade receivables, net	473	11	(5,405)
Decrease (increase) in other long term and short term accounts receivable and prepaid expenses	(397)	145	(1,753)
Increase in trade payables	(700)	780	446
Increase (decrease) in accrued expenses and other accounts payable	(1,589)	(2,279)	953
Increase (decrease) in deferred revenues	(1,765)	(1,131)	1,593
Change in deferred income taxes, net	687	1,083	(1,650)
Net cash provided by operating activities	22,280	22,948	15,238
Cash flows from investing activities:
Capitalized software development costs	(4,713)	(4,969)	(5,222)
Purchase of property and equipment	(497)	(510)	(497)
Cash paid in conjunction with acquisitions, net of acquired cash	(16,557)	(7,627)	(23,640)
Proceeds from sale of subsidiary's operation	0	136	136
Proceeds from sale of property and equipment	60	0	0
Proceeds from maturity of marketable securities	0	343	1,557
Proceeds from short-term bank deposits	0	3,601	21,974
Change in loans to employees and other deposits ,net	0	(34)	17
Investment in short-term bank deposit	0	(1,366)	(24,153)
Net cash used in investing activities	(21,707)	(10,426)	(29,828)
Cash flows from financing activities:
Proceeds from exercise of options by employees	1,462	309	875
Issuance (expense on issuance) of Ordinary shares	0	0	(21)
Dividend paid	(7,787)	(3,661)	0
Short-term credit, net	(47)	14	20
Purchase of non-controlling interest	(168)	(87)	(1,377)
Long term loan received	3,307	0	0
Repayment of long-term loans	(95)	0	0
Net cash used in financing activities	(3,328)	(3,425)	(503)
Effect of exchange rate changes on cash and cash equivalents	145	(64)	143
Increase (decrease) in cash and cash equivalents	(2,610)	9,033	(14,950)
Cash and cash equivalents at the beginning of the year	37,744	28,711	43,661
Cash and cash equivalents at end of the year	35,134	37,744	28,711
Supplementary information on investing and financing activities not involving cash flows:
Deferred acquisition payment	1,581	3,103	0
Contingent acquisition payment	3,981	1,192	750
Supplemental disclosure of cash flow activities:
Income taxes	1,519	1,250	1,015
Interest	$ 34	$ 17	$ 8